SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Schedule of segment information
	Year ended December 31, 2014			Year ended December 31, 2015			Year ended December 31, 2016
	Renren	Internet Finance	Total	Renren	Internet Finance	Total	Renren	Internet Finance	Total

Net revenues	$46,641	$27	$46,668	$32,507	$8,604	$41,111	$34,047	$29,317	$63,364
Cost of revenues	34,563	100	34,663	29,732	6,988	36,720	25,880	25,887	51,767
Operating expenses	171,246	1,672	172,918	87,331	22,366	109,697	63,713	20,897	84,610
Operating loss	(159,168)	(1,745)	(160,913)	(84,556)	(20,750)	(105,306)	(55,546)	(17,467)	(73,013)
Net income (loss) from continuing operations	31,535	(1,745)	29,790	(202,427)	(20,750)	(223,177)	(176,586)	(17,467)	(194,053)
Net income from discontinued operations	30,288	-	30,288	1,520	-	1,520	8,701	-	8,701

Net income (loss)	$61,823	$(1,745)	$60,078	$(200,907)	$(20,750)	$(221,657)	$(167,885)	$(17,467)	$(185,352)